UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

October 31, 2010 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 44.1%
BASIC MATERIALS — 1.2%
Chemicals — 1.2%
Dow Chemical Co.
	5.900% 02/15/15	4,000,000	4,507,384
EI Du Pont de Nemours & Co.
	4.750% 11/15/12	3,000,000	3,226,440
Potash Corp. of Saskatchewan, Inc.
	7.750% 05/31/11	5,900,000	6,139,068
Chemicals Total			13,872,892
BASIC MATERIALS TOTAL			13,872,892
COMMUNICATIONS — 5.3%
Media — 1.2%
Comcast Cable Communications LLC
	6.750% 01/30/11	5,000,000	5,074,475
Comcast Corp.
	5.500% 03/15/11	4,500,000	4,581,140
COX Communications, Inc.
	6.750% 03/15/11	4,000,000	4,088,864
Media Total			13,744,479
Telecommunications — 4.1%
British Telecommunications PLC
	9.375% 12/15/10	10,000,000	10,103,360
Cellco Partnership/Verizon Wireless Capital LLC
	2.946% 05/20/11 (11/20/10) (a)(b)	1,900,000	1,926,602
	3.750% 05/20/11	8,000,000	8,140,288
Deutsche Telekom International Finance
	5.375% 03/23/11	1,675,000	1,706,462
Motorola, Inc.
	7.625% 11/15/10	9,693,000	9,716,505
Qwest Corp.
	7.875% 09/01/11	5,000,000	5,268,750
Telefonica Emisiones SAU
	0.775% 02/04/13 (11/04/10) (a)(b)	10,000,000	9,853,710
Telecommunications Total			46,715,677
COMMUNICATIONS TOTAL			60,460,156
CONSUMER NON-CYCLICAL — 6.6%
Beverages — 3.1%
Anheuser-Busch Companies, Inc.
	6.000% 04/15/11	3,500,000	3,578,897

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Anheuser-Busch InBev Worldwide, Inc.
	1.019% 03/26/13 (12/26/10) (a)(b)	10,000,000	10,085,760
Dr Pepper Snapple Group, Inc.
	1.700% 12/21/11	5,460,000	5,497,483
PepsiCo, Inc.
	0.319% 07/15/11 (01/18/11) (a)(b)	8,750,000	8,752,616
SABMiller PLC
	6.200% 07/01/11 (c)	7,000,000	7,240,898
Beverages Total			35,155,654
Cosmetics/Personal Care — 0.1%
Avon Products, Inc.
	5.125% 01/15/11	1,500,000	1,514,633
Cosmetics/Personal Care Total			1,514,633
Food — 1.9%
Campbell Soup Co.
	6.750% 02/15/11	2,000,000	2,038,256
ConAgra Foods, Inc.
	6.750% 09/15/11	3,500,000	3,675,140
HJ Heinz Finance Co.
	6.000% 03/15/12	1,000,000	1,067,822
	6.625% 07/15/11	1,000,000	1,040,705
Kellogg Co.
	6.600% 04/01/11	2,000,000	2,051,612
Kraft Foods, Inc.
	5.625% 11/01/11	6,000,000	6,276,810
Safeway, Inc.
	5.800% 08/15/12	5,000,000	5,396,965
Food Total			21,547,310
Pharmaceuticals — 1.5%
Express Scripts, Inc.
	5.250% 06/15/12	6,000,000	6,395,022
Novartis Capital Corp.
	1.900% 04/24/13	5,300,000	5,455,385
Pfizer, Inc.
	4.450% 03/15/12	5,000,000	5,260,850
Pharmaceuticals Total			17,111,257
CONSUMER NON-CYCLICAL TOTAL			75,328,854
ENERGY — 1.3%
Oil & Gas — 1.3%
BP Capital Markets PLC
	5.250% 11/07/13	8,000,000	8,750,688

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Premcor Refining Group, Inc.
	6.125% 05/01/11	1,000,000	1,023,444
Shell International Finance BV
	1.300% 09/22/11	4,000,000	4,037,328
Valero Energy Corp.
	6.875% 04/15/12	1,000,000	1,071,122
Oil & Gas Total			14,882,582
ENERGY TOTAL			14,882,582
FINANCIALS — 23.1%
Banks — 15.5%
American Express Centurion Bank
	5.200% 11/26/10	1,750,000	1,754,680
Bank of Nova Scotia/Houston
	0.543% 03/05/12 (12/06/10) (a)(b)	9,250,000	9,274,244
Barclays Bank PLC
	2.500% 01/23/13	15,000,000	15,432,015
BB&T Corp.
	3.100% 07/28/11	5,300,000	5,394,949
	3.850% 07/27/12	2,100,000	2,203,553
Canadian Imperial Bank of Commerce
	1.450% 09/13/13	11,000,000	11,119,603
Citibank N.A.
	1.375% 08/10/11 (d)	5,000,000	5,042,115
Citigroup, Inc.
	5.250% 02/27/12	3,500,000	3,678,987
Comerica Bank
	0.479% 08/24/11 (11/24/10) (a)(b)	1,000,000	994,357
Commonwealth Bank of Australia
	0.745% 11/04/11 (11/04/10) (a)(b)(c)	6,000,000	6,003,000
Credit Suisse/New York NY
	5.000% 05/15/13	8,000,000	8,751,064
Deutsche Bank AG/London
	2.375% 01/11/13	3,500,000	3,595,316
Goldman Sachs Group, Inc.
	0.604% 02/06/12 (11/08/10) (a)(b)	6,000,000	5,977,572
ING Bank NV
	0.919% 01/13/12 (01/13/11) (a)(b)(c)	10,000,000	9,992,190
JPMorgan Chase & Co.
	1.039% 09/30/13 (12/30/10) (a)(b)	15,000,000	15,051,690
Morgan Stanley
	0.539% 01/18/11 (a)(b)	1,000,000	1,000,639

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	0.539% 01/09/12 (a)(b)	6,500,000	6,495,235
Rabobank Nederland NV
	2.650% 08/17/12 (c)	2,850,000	2,944,580
Royal Bank of Canada
	2.250% 03/15/13	3,000,000	3,090,453
Royal Bank of Scotland Group PLC
	0.559% 03/30/12 (11/30/10) (a)(b)(c)	8,000,000	7,995,216
Santander US Debt SA Unipersonal
	2.485% 01/18/13 (c)	10,000,000	10,006,650
	2.991% 10/07/13 (c)	8,000,000	8,041,888
State Street Bank & Trust Co.
	1.850% 03/15/11	2,650,000	2,666,602
U.S. Bancorp
	2.250% 03/13/12	1,000,000	1,025,557
UBS AG/Stamford CT
	1.439% 02/23/12 (11/23/10) (a)(b)	8,000,000	8,063,072
US Bancorp
	1.375% 09/13/13	10,000,000	10,090,650
Wachovia Corp.
	2.236% 05/01/13 (11/01/10) (a)(b)	5,000,000	5,142,915
Westpac Banking Corp.
	2.100% 08/02/13	5,000,000	5,107,155
Banks Total			175,935,947
Diversified Financial Services — 4.8%
American Express Credit Corp.
	2.750% 09/15/15	2,265,000	2,284,343
	5.000% 12/02/10	2,515,000	2,523,347
American Express Travel Related Services Co., Inc.
	5.250% 11/21/11 (c)	1,900,000	1,972,588
American Honda Finance Corp.
	0.459% 03/27/12 (12/29/10) (a)(b)(c)	3,000,000	2,996,217
	2.375% 03/18/13 (c)	4,000,000	4,101,744
Capital One Bank USA N.A.
	6.500% 06/13/13	10,000,000	11,069,710
Credit Suisse USA, Inc.
	0.486% 03/02/11 (12/02/10) (a)(b)	4,000,000	4,002,664
General Electric Capital Corp.
	0.338% 01/26/11	1,000,000	1,000,150
	0.409% 04/10/12 (01/10/11) (a)(b)	3,305,000	3,292,686

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	0.916% 02/01/11 (11/01/10) (a)(b)	4,977,000	4,983,201
HSBC Finance Corp.
	0.628% 08/09/11 (11/09/10) (a)(b)	850,000	848,921
PACCAR Financial Corp.
	1.950% 12/17/12	4,100,000	4,183,943
Principal Life Global Funding I
	6.250% 02/15/12 (c)	1,000,000	1,053,332
Volkswagen International Finance NV
	1.625% 08/12/13 (c)	10,000,000	10,087,410
Diversified Financial Services Total			54,400,256
Insurance — 2.8%
Berkshire Hathaway Finance Corp.
	0.589% 01/11/11	1,500,000	1,501,056
Berkshire Hathaway, Inc.
	0.834% 02/11/13 (11/12/10) (a)(b)	14,700,000	14,772,912
Hartford Financial Services Group, Inc.
	5.250% 10/15/11	1,775,000	1,839,049
Lincoln National Corp.
	6.200% 12/15/11	2,000,000	2,109,304
MetLife, Inc.
	6.125% 12/01/11	3,269,000	3,453,934
Metropolitan Life Global Funding I
	0.689% 07/13/11 (01/13/11) (a)(b)(c)	6,400,000	6,409,306
Prudential Financial, Inc.
	5.100% 12/14/11	1,800,000	1,866,661
Insurance Total			31,952,222
FINANCIALS TOTAL			262,288,425
INDUSTRIALS — 3.1%
Aerospace & Defense — 1.3%
Boeing Co.
	1.875% 11/20/12	5,000,000	5,117,015
Northrop Grumman Systems Corp.
	7.125% 02/15/11	10,000,000	10,182,570
Aerospace & Defense Total			15,299,585
Transportation — 1.8%
CSX Corp.
	5.750% 03/15/13	5,000,000	5,508,485
Ryder System, Inc.
	5.950% 05/02/11	7,500,000	7,677,510
Union Pacific Corp.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
6.650% 01/15/11	7,094,000	7,179,738
Transportation Total		20,365,733
INDUSTRIALS TOTAL		35,665,318
INFORMATION TECHNOLOGY — 0.3%
Computers — 0.3%
Hewlett-Packard Co.
4.250% 02/24/12	3,000,000	3,136,659
Computers Total		3,136,659
TOTAL INFORMATION TECHNOLOGY		3,136,659
TECHNOLOGY — 0.8%
Office/Business Equipment — 0.6%
Xerox Corp.
4.250% 02/15/15	2,000,000	2,153,754
5.500% 05/15/12	5,000,000	5,310,825
Office/Business Equipment Total		7,464,579
Software — 0.2%
Oracle Corp.
5.000% 01/15/11	2,000,000	2,018,602
Software Total		2,018,602
TECHNOLOGY TOTAL		9,483,181
UTILITIES — 2.4%
Electric — 2.4%
Columbus Southern Power Co.
0.692% 03/16/12 (12/16/10) (a)(b)	4,500,000	4,520,083
Georgia Power Co.
0.612% 03/15/13 (12/15/10) (a)(b)	10,000,000	10,033,260
Oncor Electric Delivery Co.
6.375% 05/01/12	8,000,000	8,606,640
Southern Co.
5.300% 01/15/12	3,500,000	3,683,866
Electric Total		26,843,849
UTILITIES TOTAL		26,843,849

Total Corporate Fixed-Income Bonds & Notes (cost of $496,723,512)		501,961,916
Asset-Backed Securities — 21.5%
Ally Auto Receivables Trust
1.450% 05/15/14	4,000,000	4,043,784
AmeriCredit Automobile Receivables Trust
0.970% 01/15/13	3,288,165	3,289,970

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	1.180% 02/06/14	2,750,000	2,752,985
	1.220% 10/08/13	7,500,000	7,526,298
	5.420% 08/08/11	2,001	2,004
AmeriCredit Prime Automobile Receivable
	1.400% 11/15/12	1,539,071	1,542,930
BMW Vehicle Lease Trust
	0.820% 04/15/13	4,100,000	4,108,761
Capital One Multi-Asset Execution Trust
	0.592% 10/15/15 (12/15/10) (a)(b)	10,000,000	9,957,301
	4.850% 11/15/13	12,411,000	12,524,972
	4.850% 02/18/14	5,000,000	5,099,753
Chase Issuance Trust
	0.276% 03/15/13 (11/15/10) (a)(b)	6,968,000	6,966,758
	4.550% 03/15/13	16,155,000	16,296,553
Chrysler Financial Auto Securitization Trust
	1.150% 11/08/11	6,292,937	6,304,111
	6.250% 05/08/14 (c)	3,135,000	3,295,901
Chrysler Financial Lease Trust
	1.780% 06/15/11 (c)	9,615,105	9,637,836
Citibank Credit Card Issuance Trust
	1.806% 05/15/14 (11/15/10) (a)(b)	10,000,000	10,200,748
CitiFinancial Auto Issuance Trust
	1.830% 11/15/12 (c)	3,428,937	3,440,428
CNH Equipment Trust
	4.780% 07/16/12	911,667	915,656
	5.170% 10/15/14	10,000,000	10,560,066
Discover Card Master Trust
	0.906% 09/15/15 (11/15/10) (a)(b)	8,500,000	8,546,814
Ford Credit Auto Lease Trust
	1.040% 03/15/13 (c)	7,485,019	7,496,719
	0.800% 07/15/13 (c)	6,750,000	6,749,436
Ford Credit Auto Owner Trust
	3.960% 04/15/12	1,484,127	1,499,867
	4.280% 05/15/12	2,455,788	2,481,912
	5.150% 11/15/11	743,507	747,703
Ford Credit Floorplan Master Owner Trust
	1.500% 09/15/15	8,175,000	8,199,747
	1.906% 12/15/14 (11/15/10) (a)(b)(c)	10,000,000	10,199,381
Harley-Davidson Motorcycle Trust
	2.000% 07/15/12	1,857,938	1,860,336
	2.520% 05/15/12	51,236	51,284

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Honda Auto Receivables Owner Trust
	1.500% 08/15/11	165,158	165,266
	2.220% 08/15/11	43,293	43,327
Hyundai Auto Receivables Trust
	5.040% 01/17/12	37,867	37,944
Navistar Financial Corp. Owner Trust
	1.470% 10/18/12 (c)	14,000,000	14,049,596
Nissan Auto Lease Trust
	1.390% 01/15/16	10,000,000	10,069,736
Santander Drive Auto Receivables Trust
	0.950% 08/15/13	7,000,000	7,008,492
	1.360% 03/15/13	12,500,000	12,520,821
Silverleaf Finance LLC
	5.360% 07/15/22 (c)	3,336,349	3,385,970
TXU Electric Delivery Transition Bond Co. LLC
	4.810% 11/17/14	492,363	513,838
USAA Auto Owner Trust
	4.160% 04/16/12	213,786	214,135
	4.280% 10/15/12	699,374	706,658
Volkswagen Auto Lease Trust
	0.850% 11/20/13	10,000,000	10,012,500
Volvo Financial Equipment LLC
	1.060% 06/15/12 (c)	6,000,000	6,013,279
Wachovia Auto Owner Trust
	1.406% 03/20/14 (11/22/10) (a)(b)	8,600,000	8,688,876
Westlake Automobile Receivables Trust
	1.750% 12/17/12 (c)	5,352,719	5,357,479

	Total Asset-Backed Securities (cost of $245,323,961)		245,087,931
Collateralized Mortgage Obligations — 7.7%
AGENCY — 5.8%
Federal Home Loan Mortgage Corp.
	6.000% 09/15/27	156,290	156,319
Federal Home Loan Mortgage Corp. REMICS
	3.850% 04/15/17	2,784,894	2,818,779
	3.900% 08/15/30	883,899	894,619
	4.000% 07/15/28	900,530	913,856
	4.500% 02/15/17	552,623	561,057
	4.500% 09/15/18	4,554,654	4,709,823
	4.500% 08/15/22	2,595,767	2,658,490
	4.500% 05/15/29	2,006,663	2,025,607

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	4.500% 11/15/29	1,565,201	1,577,926
	4.500% 07/15/34	6,893,281	7,126,263
	4.750% 05/15/31	1,371,417	1,390,310
	5.000% 01/15/18	4,732,933	4,867,582
	5.000% 05/15/22	3,544,427	3,662,420
	5.000% 11/15/29	1,229,801	1,239,836
	5.000% 10/15/30	6,805,694	7,014,233
	5.000% 02/15/32	10,706,664	10,912,643
	5.500% 01/15/22	2,782,101	2,820,133
	5.500% 07/15/27	1,965,489	1,973,078
Federal National Mortgage Association REMICS
	4.500% 09/25/16	589,567	603,127
	4.500% 07/25/21	1,354,359	1,373,059
	5.250% 07/25/35	5,235,783	5,404,165
	6.000% 01/25/29	1,361,128	1,411,222
AGENCY TOTAL			66,114,547
NON — AGENCY — 1.9%
Credit Suisse Mortgage Capital Certificates
	5.000% 01/27/36 (11/01/10) (a)(b)(c)	3,004,173	3,053,706
	5.000% 04/27/37 (11/01/10) (a)(b)(c)	2,486,249	2,500,016
JPMorgan Mortgage Trust
	5.500% 04/25/36	123,530	124,460
Morgan Stanley Reremic Trust
	0.586% 01/26/36 (11/26/10) (a)(b)(c)	11,305,895	11,108,041
RBSSP Resecuritization Trust
	0.516% 08/26/36 (11/26/10) (a)(b)(c)	4,647,389	4,496,349

NON — AGENCY TOTAL			21,282,572

	Total Collateralized Mortgage Obligations (cost of $87,889,159)		87,397,119
Commercial Mortgage-Backed Securities — 8.9%
CMBS — 8.9%
Banc of America Commercial Mortgage, Inc.
	6.186% 06/11/35	6,257,765	6,544,226
Citigroup Commercial Mortgage Trust
	4.755% 05/15/43	5,828,961	6,117,426
First Union National Bank Commercial Mortgage
	6.223% 12/12/33	5,541,481	5,733,143
	6.141% 02/12/34	4,812,012	5,026,266

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
CMBS — (continued)
GE Capital Commercial Mortgage Corp.
	6.269% 12/10/35	9,105,828	9,592,445
JPMorgan Chase Commercial Mortgage Securities Corp.
	6.162% 05/12/34	7,100,000	7,443,647
	4.767% 03/12/39	5,453,000	5,818,153
	5.857% 10/12/35	9,904,297	10,214,263
Morgan Stanley Capital I
	5.150% 06/13/41	12,000,000	12,972,078
Morgan Stanley Dean Witter Capital I
	5.740% 12/15/35	10,652,547	11,165,066
	6.510% 04/15/34	8,230,693	8,562,038
Wachovia Bank Commercial Mortgage Trust
	4.867% 02/15/35	11,000,000	11,708,699
CMBS TOTAL			100,897,450

	Total Commercial Mortgage-Backed Securities (cost of $100,835,118)		100,897,450
Municipal Bonds — 4.4%
ALABAMA — 0.2%
AL University of Alabama
	Series 2008 B,
	LOC: Regions Bank
	1.150% 09/01/31 (11/04/10) (a)(b)	2,500,000	2,500,000
ALABAMA TOTAL			2,500,000
ILLINOIS — 1.2%
IL Municipal Electric Agency
	Series 2009,
	4.160% 02/01/13	750,000	784,972
IL State
	Series 2010:
	2.766% 01/01/12	9,000,000	9,060,570
	3.321% 01/01/13	3,500,000	3,586,450
ILLINOIS TOTAL			13,431,992
KANSAS — 0.2%
KS Olathe
	Diamant Boart, Inc.,
	Series 1997 B,
	LOC: Svenska Handelsbanken
	0.640% 03/01/27 (11/04/10) (a)(b)	2,000,000	2,000,000
KANSAS TOTAL			2,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — 0.6%
MA Housing Finance Agency
	Series 2009 E,
	3.390% 09/01/11	2,675,000	2,699,690
MA State
	Series 2009 D,
	3.000% 07/01/11	4,000,000	4,063,480
MASSACHUSETTS TOTAL			6,763,170
MISSISSIPPI — 0.5%
MS Business Finance Corp.
	The Pointe at MSU LLC,
	Series 2009,
	LOC: Midland States Bank,
	LOC: Federal Home Loan Bank
	0.350% 12/01/39 (11/03/10) (a)(b)	6,115,000	6,115,000
MISSISSIPPI TOTAL			6,115,000
NEW YORK — 0.3%
NY New York
	Series 2010 G-2,
	1.650% 03/01/12	3,000,000	3,003,540
NEW YORK TOTAL			3,003,540
TEXAS — 0.3%
TX State
	Series 2006 E,
	SPA: Dexia Credit Local
	0.320% 12/01/26 (11/03/10) (a)(b)	3,400,000	3,400,000
TEXAS TOTAL			3,400,000
VIRGIN ISLANDS — 0.6%
VI Virgin Islands Public Finance Authority
	Series 2009 A2,
	3.000% 10/01/11	6,650,000	6,715,902
TOTAL VIRGIN ISLANDS			6,715,902
VIRGINIA — 0.5%
VA Small Business Financing Authority
	Sentara Healthcare,
	Series 2010,
	3.000% 11/01/11	5,755,000	5,892,602
VIRGINIA TOTAL			5,892,602

	Total Municipal Bonds (cost of $49,739,045)		49,822,206
Government & Agency Obligations — 1.8%
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
African Development Bank
	0.540% 03/23/11 (12/23/10) (a)(b)	8,000,000	7,995,328

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Government Domestic Currency-Denominated — OVGVZ
	3.000% 05/14/11	10,000,000	10,062,500
TOTAL FOREIGN GOVERNMENT OBLIGATIONS			18,057,828
U.S. GOVERNMENT OBLIGATIONS — 0.2%
U.S. Treasury Notes
	0.875% 03/31/11	3,000,000	3,008,556
U.S. GOVERNMENT OBLIGATIONS TOTAL			3,008,556

	Total Government & Agency Obligations (cost of $21,053,948)		21,066,384
Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
	2.630% 02/01/36 (11/01/10) (a)(b)	681,487	709,922
Federal National Mortgage Association
	3.201% 03/01/34 (11/01/10) (a)(b)	393,652	412,133

	Total Mortgage-Backed Securities (cost of $1,071,638)		1,122,055
Short-Term Obligations — 11.2%
CERTIFICATE OF DEPOSIT — 0.9%
Deutsche Bank AG/New York NY
	0.589% 01/19/12 (01/19/11) (a)(b)	10,000,000	9,945,740
CERTIFICATE OF DEPOSIT TOTAL			9,945,740
COMMERCIAL PAPER — 10.1%
Amsterdam Funding Corp.
	0.240% 11/19/10	10,000,000	9,998,600
BNP Paribas Financing, Inc.
	0.200% 11/01/10	42,400,000	42,400,000
Grampian Funding Ltd/LL
	0.280% 11/12/10	15,000,000	14,998,367
	0.280% 11/10/10	10,000,000	9,999,067
HSBC Americas, Inc.
	0.230% 12/16/10	7,300,000	7,297,901
Metlife Short Term Funding
	0.240% 11/10/10	9,267,000	9,266,444
	0.250% 11/04/10	5,890,000	5,889,877
Regency Markets No.1 L
	0.260% 11/15/10	10,000,000	9,999,028

	Par ($)	Value ($)
Short-Term Obligations — (continued)
COMMERCIAL PAPER — (continued)
0.250% 11/10/10	5,222,000	5,221,660
COMMERCIAL PAPER TOTAL		115,070,944
VARIABLE RATE DEMAND NOTE — 0.2%
MS State
Series 2009 B,
0.540% 11/17/10	1,975,000	1,975,000
VARIABLE RATE DEMAND NOTE TOTAL		1,975,000
REPURCHASE AGREEMENT — 0.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/29/10, due 11/01/10 at 0.150%, collateralized by a U.S. Government Agency obligation maturing 01/15/14, market value $271,500 (repurchase proceeds $266,003) (cost of $266,000)	266,000	266,000
REPURCHASE AGREEMENT TOTAL		266,000

Total Short-Term Obligations (cost of $127,312,727)		127,257,684

Total Investments — 99.7% (cost of $1,129,949,108)(e)(f)		1,134,612,745

Other Assets & Liabilities, Net — 0.3%		3,858,155

Net Assets — 100.0%		1,138,470,900

Notes to Investment Portfolio:

*                 Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data. These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$501,961,916	$—	$501,961,916
Total Asset-Backed Securities	—	245,087,931	—	245,087,931
Total Collateralized Mortgage Obligations	—	87,397,119	—	87,397,119
Total Commercial Mortgage-Backed Securities	—	100,897,450	—	100,897,450
Total Municipal Bonds	—	49,822,206	—	49,822,206
Government & Agency Obligations
Foreign Government Obligations	—	18,057,828	—	18,057,828
U.S. Government Obligations	3,008,556	—	—	3,008,556
Total Government & Agency Obligations	3,008,556	18,057,828	—	21,066,384
Total Mortgage-Backed Securities	—	1,122,055	—	1,122,055
Total Short-Term Obligations	—	127,257,684	—	127,257,684
Total Investments	$3,008,556	$1,131,604,189	$—	$1,134,612,745

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three month period ended October 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of July 31, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2010
Collateralized Mortgage Obligations
Non-Agency	$875	$—	$(1,749,999)	$1,749,125	$—	$(1)	$—	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities, which are not illiquid, amounted to $169,629,156, which represents 14.9% of net assets.

(d)	Security is guaranteed by the Federal Deposit Insurance Corporation.
(e)	Cost for federal income tax purposes is $1,136,332,581.
(f)	Unrealized appreciation and depreciation at October 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$5,160,951	$(6,880,787)	$(1,719,836)

Acronym	Name

LOC	Letter of Credit
REMICS	Real Estate Mortgage Investment Conduits
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	December 20, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	December 20, 2010